Related party transactions and Directors remuneration - Disclosure required by the Companies Act 2006 (Parenthetical) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Share based payments	£ 508,000,000	£ 666,000,000	£ 532,000,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	0	0
Directors [Member] | Deferred share value plan [Member]
Disclosure of transactions between related parties [line items]
Share based payments	£ 1,000,000	£ 1,400,000